DEPRECIATION AND AMORTIZATION (Tables)	12 Months Ended
Dec. 31, 2024
Depreciation And Amortization
Schedule of depreciation and amortization

	R$ thousands
	Year ended December 31
	2024	2023	2022
Amortization expenses	(3,806,020)	(3,463,989)	(2,829,915)
Depreciation expenses	(2,565,076)	(2,561,255)	(2,476,527)
Total	(6,371,096)	(6,025,244)	(5,306,442)